Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions			1 Months Ended								12 Months Ended
	Oct. 15, 2018 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Jan. 31, 2016 EUR (€)	Oct. 31, 2014 JPY (¥)	Jul. 31, 2013 EUR (€)	Apr. 30, 2013 JPY (¥)	Mar. 31, 2013 EUR (€)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Jun. 25, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Jul. 31, 2018 EUR (€)	May 22, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	May 15, 2015 USD ($)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Apr. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥														¥ 44,000
Non-interest expenses - Other | ¥											¥ 306,049	¥ 248,864	¥ 209,295
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries															$ 3,203
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund | €																										€ 33,800,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment																						$ 35
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Amount of certifications purchased																									$ 406
Action by the Federal Housing Finance Agency [Member]
Contingencies
Amount of certifications purchased																								$ 2,046
Amount the court ordered the defendants to pay																				$ 806
Amount of court costs and attorneys' fees																				$ 33
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment																							$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought | €										€ 1,100,000,000
Recovery of payment | €																					€ 1,500,000,000
Amount of discount based on the settlement agreement | €																			€ 440,000,000
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought | €								€ 315,200,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought | €				€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought | €			€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability | €																	€ 100,000
Action by the Municipality of Civitavecchia in Italy [Member]
Contingencies
Amount of damages sought | €						€ 35,000,000
Action by Syndicate Banks [Member]
Contingencies
Syndicated term loan		$ 60
Amount of damages sought		$ 48
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes																		$ 750
Certain project finance notes which were purchased by AIG																		$ 92
Action by FT Syndicate Banks [Member]
Contingencies
Syndicated term loan					$ 100
Amount of damages sought					$ 68
Action by a former Italian counterparty [Member]
Contingencies
Reimbursement of refund | €																€ 165,000,000
NSC [Member]
Contingencies
Number of significant clients											5,340,000				5,340,000
Amount of damages sought | ¥							¥ 2,143		¥ 10,247
Equity-linked structured notes purchased									11
Settlement agreement with the United States Department of Justice [Member]
Contingencies
Amount of payment	$ 480
Non-interest expenses - Other | ¥											¥ 20,000
Other commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥											69,003	44,192
Resale agreements | ¥											1,071,000	2,538,000
Repurchase agreements | ¥											719,000	889,000
Obligations to return debt and equity securities borrowed without collateral | ¥											¥ 441,000	¥ 419,000